Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS	SCHEDULE II: — VALUATION AND QUALIFYING ACCOUNTS Schedules have been omitted as the required information is provided elsewhere in these financial statements.